Subsequent events	12 Months Ended
Dec. 31, 2023
Subsequent Events
Subsequent events

14. Subsequent events

a)	On January 17, 2024, the Company:

i)	modified 50,000,000 options previously granted to a number of advisors and independent contractors by amending the vesting wording.
ii)	issued KWC 15,000,000 warrants to acquire 15,000,000 shares of the Company at a price of $0.02 per share until December 31, 2024 (note 14(e)(ii)).
iii)	modified 78,200,000 options previously granted to a number of directors, advisors, employees and independent contractors by extending the expiry dates to June 30, 2028.

b)	On January 23, 2024, the Company modified 120,000,000 warrants previously issued to the CEO of the Company by extending the expiry date to December 31, 2026.

c)	On February 22, 2024, the Company modified 4,913,001,500 warrants exercisable at a price of $0.002 per share previously issued to the CEO and the VP of the Company by extending the expiry date to December 31, 2024.

d)	On March 7, 2024, the Company issued 3,000,000 ordinary shares to one individual pursuant to the exercise of warrants at a price of $0.002 per share, which were applied against interest payable, for an aggregate $6,000.